Research and development expenses and advertising costs	12 Months Ended
Mar. 31, 2015
Research and development expenses and advertising costs

18.    Research and development expenses and advertising costs:

Research and development expenses—

Research and development expenses are charged to income as incurred and such amounts charged to income for the fiscal years ended March 31, 2013, 2014 and 2015 were ¥269,192 million, ¥249,295 million and ¥233,752 million, respectively.

Advertising costs—

Advertising costs are expensed as incurred. Advertising costs were ¥104,209 million, ¥98,858 million and ¥101,266 million, which are included in selling, general and administrative expenses in the consolidated statements of income, for the fiscal years ended March 31, 2013, 2014 and 2015, respectively.